Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Apr. 11, 2011	Mar. 16, 2011	Mar. 14, 2011 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 14, 2011	Mar. 08, 2011
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000					400,000
Common stock, par value							$ 1,000
Common stock, shares issued			241,882,966	209,867,426	209,529,412	209,529,412		9,529,412
Common stock, shares outstanding			241,882,966	209,867,426	209,529,412	209,529,412
Common Stock, No Par Value		$ 0		$ 0	$ 0	$ 0			$ 0
Proceeds from issuance of common stock	$ 152,281						$ 377,546
Stock split denominator amount			620.21
Shares of stock distributed with stock split			241,492,966
Stock redemption, shares		41,882,966
Stock issuance price per share	$ 17.00
Common stock dividends declared				50,036	50,036	50,027
Dividends payable				$ 12,509
Class A Shares Of Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized		420,000,000		420,000,000	420,000,000		240,000
Common stock, shares issued			145,129,780	129,867,426	129,529,412	129,529,412	234,000
Common stock, shares outstanding			145,129,780	129,867,426	129,529,412	129,529,412	234,000
Common Stock, No Par Value				$ 0	$ 0
Stock redemption, shares		25,129,780	25,129,780
Number of votes per share				1
Shares issued during the period				338,014
Class B Shares Of Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized		80,000,000		80,000,000	80,000,000		160,000
Common stock, shares issued			96,753,186	80,000,000	80,000,000	80,000,000	156,000
Common stock, shares outstanding			96,753,186	80,000,000	80,000,000	80,000,000	156,000
Common Stock, No Par Value				$ 0	$ 0
Stock redemption, shares		16,753,186
Number of votes per share				5